Note 11 - Basic and Diluted Net Loss Per Share (Details Textual) - shares shares in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Weighted Average Number of Shares Outstanding, Diluted, Adjustment (in shares)	0	0